Cover	Feb. 15, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A ("Amendment No.1") to the Current Report on Form 8-K of HOOKIPA Pharma Inc. (the "Company"), originally filed on February 15, 2022 (the "Original Report"), is being filed to include a copy of the Amended and Restated Research Collaboration and License Agreement (the "Restated Collaboration Agreement"), by and between Hookipa Biotech GmbH ("HOOKIPA GmbH"), a wholly-owned subsidiary of the Company, and Gilead Sciences, Inc. ("Gilead"), dated February 15, 2022, as Exhibit 10.2 to the Original Report. Except as provided below, this Amendment No.1 does not otherwise update any information or exhibits as originally set forth in or filed with the Original Report.
Document Period End Date	Feb. 15, 2022
Entity File Number	001-38869
Entity Registrant Name	HOOKIPA PHARMA INC.
Entity Central Index Key	0001760542
Entity Tax Identification Number	81-5395687
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	350 Fifth Avenue, 72nd Floor
Entity Address, Address Line Two	Suite 7240
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	+43
Local Phone Number	1 890 63 60
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001
Trading Symbol	HOOK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true